Convertible Preferred Stock And Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of convertible preferred stock authorized, issued and outstanding, and liquidation preference	The following table summarizes details of Convertible Preferred Stock authorized, issued and outstanding, and liquidation preference:

	December 31, 2020
	Convertible preferred stock
	Authorized shares	Shares issued and outstanding	Liquidation preference
			(in thousands)
Series A	12,999,666	12,999,666	$500
Series A-1	14,124,639	14,124,639	2,500
Series A-2	24,197,491	24,197,491	11,098
Series A-3	4,612,871	4,612,871	1,058
Series A-4	4,173,740	4,173,740	1,531
Series B	31,644,237	31,644,237	24,100
Series B-1	16,477,658	16,477,658	24,110
Series B-2	68,937,247	57,513,760	174,550
Series B-3	11,185,544	—	—

	188,353,093	165,744,062	$239,447